Label	Element	Value
VanEck ChiNext ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck ChiNext ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED NOVEMBER 16, 2023 TO THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2023, as supplemented,
AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION OF VANECK ETF TRUST

IMPORTANT NOTICE REGARDING CHANGES IN PRINCIPAL INVESTMENT STRATEGY

This Supplement updates certain information contained in the above-dated Summary Prospectus, Prospectus and Statement of Additional Information for VanEck ETF Trust (the “Trust”) regarding VanEck ChiNext ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.
As previously announced, effective on or about January 12, 2024 (the “Effective Date”), China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) will no longer serve as a sub-adviser to the Fund.
In connection with this change, the Fund will experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs. While the Fund is currently not expected to realize material taxable gains as a result of this increase in portfolio turnover, there is no guarantee that this will be the case. The Fund may also incur higher tracking error than is typical for the Fund in connection with this change.
Accordingly, on the Effective Date, the Fund’s Summary Prospectus, Prospectus, and SAI will be supplemented as follows:
All references to (i) the Sub-Adviser, (ii) the investment sub-advisory agreement between the Adviser and the Sub-Adviser and (iii) Haili Wang as a portfolio manager of the Fund in the Fund's Summary Prospectus, Prospectus and SAI will be removed.

Strategy [Heading]	rr_StrategyHeading	The fourth paragraph of the “Summary Information – Principal Investment Strategies” section of the Fund’s Prospectus and the “Principal Investment Strategy” section of the Fund’s Summary Prospectus will be deleted and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will seek to achieve its investment objective by primarily investing directly in A-shares. A-shares are issued by companies incorporated in the People’s Republic of China (“China” or the “PRC”). A-shares are traded in renminbi (“RMB”) on the Shenzhen or Shanghai Stock Exchanges. The A-share market in China is made available to domestic PRC investors and foreign investors through the Shanghai-Hong Kong Stock Connect Program and the Shenzhen-Hong Kong Stock Connect Program (together, “Stock Connect”). The Fund intends to invest directly in A-shares via Stock Connect, as described below. Stock Connect is a securities trading and clearing program between the Shanghai and Shenzhen Stock Exchanges, the Stock Exchange of Hong Kong Limited, China Securities Depository and Clearing Corporation Limited (“CSDCC”) and Hong Kong Securities Clearing Company Limited (“HKSCC”) designed to permit mutual stock market access between mainland China and Hong Kong by allowing investors to trade and settle shares on each market via their local exchanges. Other exchanges in China may participate in Stock Connect in the future. Purchases of A-shares through Stock Connect are subject to a daily quota at the market-level and can only be utilized on a first-come-first-serve basis. Once the daily quota is exceeded, buy orders will be rejected. Accordingly, the Fund's investments in A-shares via Stock Connect will be subject to the abovementioned daily quota limits on daily net purchases.
Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.
VanEck ChiNext ETF | Special Risk Considerations Risk [Member]
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Risk [Heading]	rr_RiskHeading	The “Risk of RQFII Regime and the Fund’s Principal Investment Strategies” under the “Summary Information – Principal Risks of Investing in the Fund” and the “Additional Information About the Fund’s Investment Strategies and Risks – Risks of Investing in the Fund” sections of the Fund’s Prospectus and the “Principal Risks of Investing in the Fund” section of the Fund’s Summary Prospectus, as well as the “RQFII Program Risk” under the “Special Considerations and Risks” section of the SAI will be deleted.The “Special Risk Considerations of Investing in Chinese-Issued A-shares” under the “Summary Information – Principal Risks of Investing in the Fund” and the “Additional Information About the Fund’s Investment Strategies and Risks – Risks of Investing in the Fund” sections of the Fund’s Prospectus and the “Principal Risks of Investing in the Fund” section of the Fund’s Summary Prospectus, as well as the “Special Risk Considerations of Investing in A-shares” under the “Special Considerations and Risks” section of the SAI will be deleted and replaced with the following:
Risk Narrative [Text Block]	rr_RiskTextBlock
Special Risk Considerations of Investing in Chinese-Issued A-shares. The Fund’s investments in A-shares via the Stock Connect are limited by the market-wide quotas imposed by Stock Connect. Currently, there are two stock exchanges in mainland China, the Shanghai and Shenzhen Stock Exchanges, and there is one stock exchange in Hong Kong. The Shanghai and Shenzhen Stock Exchanges are supervised by the China Securities Regulatory Commission and are highly automated with trading and settlement executed electronically. The Shanghai and Shenzhen Stock Exchanges are more volatile than the major securities markets in the United States. In comparison to the mainland Chinese securities markets, the securities markets in Hong Kong are relatively well developed and active.
The Shanghai and Shenzhen Stock Exchanges divide listed shares into two classes: A-shares and B-shares. Companies whose shares are traded on the Shanghai and Shenzhen Stock Exchanges that are incorporated in mainland China may issue both A-shares and B-shares. In China, the A-shares and B-shares of an issuer may only trade on one exchange. A-shares and B-shares may both be listed on either the Shanghai or Shenzhen Stock Exchanges. Both classes represent an ownership interest comparable to a share of common stock and all shares are entitled to substantially the same rights and benefits associated with ownership. A-shares are traded on the Shanghai and Shenzhen Stock Exchanges in RMB.
Because restrictions continue to exist and capital therefore cannot flow freely into the A-share market, it is possible that in the event of a market disruption, the liquidity of the A-share market and trading prices of A-shares could be more severely affected than the liquidity and trading prices of markets where securities are freely tradable and capital therefore flows more freely. The Fund cannot predict the nature or duration of such a market disruption or the impact that it may have on the A-share market and the short-term and long-term prospects of its investments in the A-share market.
The Chinese government has in the past taken actions that benefited holders of A-shares. As A-shares become more available to foreign investors, such as the Fund, the Chinese government may be less likely to take action that would benefit holders of A-shares.
From time to time, certain of the companies in which the Fund expects to invest may operate in, or have dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. A company may suffer damage to its reputation if it is identified as a company which operates in, or has dealings with, countries subject to sanctions or embargoes imposed by the U.S. Government and the United Nations and/or countries identified by the U.S. Government as state sponsors of terrorism. As an investor in such companies, the Fund will be indirectly subject to those risks.
VanEck ChiNext ETF | Special Risk Considerations Risk, Investment and Repatriation Restrictions Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Investment and Repatriation Restrictions. Investments by the Fund in A-shares and other Chinese financial instruments regulated by the China Securities Regulatory Commission, including warrants and open- and closed-end investment companies, are subject to governmental pre-approval limitations on the quantity that the Fund may purchase or limits on the classes of securities in which the Fund may invest. The Chinese government limits foreign investment in the securities of certain Chinese issuers entirely if foreign investment is banned in respect of the industry in which the relevant Chinese issuers are conducting their business. These restrictions or limitations may have adverse effects on the liquidity and performance of the Fund holdings as compared to the performance of its Index. This may increase the risk of tracking error and may adversely affect the Fund’s ability to pursue its investment objective.
VanEck ChiNext ETF | Special Risk Considerations Risk, Risk of Loss of Favorable U.S. Tax Treatment Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Risk of Loss of Favorable U.S. Tax Treatment. The Fund intends to distribute annually all or substantially all of its investment company taxable income and net capital gain. However, if the Fund does not repatriate funds associated with direct investment in A-shares on a timely basis, it may be unable to satisfy the distribution requirements required to qualify for the favorable tax treatment otherwise generally afforded to regulated investment companies under the Internal Revenue Code. If the Fund fails to qualify for any taxable year as a regulated investment company, the Fund would be treated as a corporation subject to U.S. federal income tax, thereby subjecting any income earned by the Fund to tax at the corporate level (currently at a 21% U.S. federal tax rate) and, when such income is distributed, to a further tax at the shareholder level to the extent of the Fund’s current or accumulated earnings and profits. In addition, the Fund would not be eligible for a deduction for dividends paid to shareholders. In addition, the Fund could be required to recognize unrealized gains, pay taxes and make distributions (any of which could be subject to interest charges) before re-qualifying for taxation as a regulated investment company. See below under “Shareholder Information—Tax Information—Taxes on Distributions” for more information.
VanEck ChiNext ETF | Special Risk Considerations Risk, Tax on Retained Income and Gains Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Tax on Retained Income and Gains. To the extent the Fund does not distribute to shareholders all of its investment company taxable income and net capital gain in a given year, it will be required to pay U.S. federal income and excise tax on the retained income and gains, thereby reducing the Fund’s return. The Fund may elect to treat its net capital gain as having been distributed to shareholders. In that case, shareholders of record on the last day of the Fund’s taxable year will be required to include their attributable share of the retained gain in income for the year as a long-term capital gain despite not actually receiving the dividend, and will be entitled to a tax credit or refund for the tax deemed paid on their behalf by the Fund as well as an increase in the basis of their shares to reflect the difference between their attributable share of the gain and the related credit or refund.
VanEck ChiNext ETF | Special Risk Considerations Risk, Foreign Exchange Control Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign Exchange Control. The Chinese government heavily regulates the domestic exchange of foreign currencies within China. Chinese law requires that all domestic transactions must be settled in RMB, places significant restrictions on the remittance of foreign currency and strictly regulates currency exchange from RMB. These restrictions may adversely affect the Fund and its investments. There may not be sufficient amounts of RMB for the Fund to be fully invested. It should also be noted that the PRC government’s policies on exchange control and repatriation restrictions are subject to change, and any such change may adversely impact the Fund. There can be no assurance that the RMB exchange rate will not fluctuate widely against the US dollar or any other foreign currency in the future. Under exceptional circumstances, payment of redemptions and/or dividend payment in RMB may be delayed due to the exchange controls and restrictions applicable to RMB.
VanEck ChiNext ETF | Special Risk Considerations Risk, Custody Risks of Investing in A-shares Risk Member
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Narrative [Text Block]	rr_RiskTextBlock	Custody Risks of Investing in A-shares. Custody arrangements for investments in China are subject to the rules and regulations of the China Securities Regulatory Commission and the People’s Bank of China, which may materially differ from custody arrangements in other jurisdictions. The Fund’s investments in China are subject to the risks of such arrangements, including the risk of a liquidation or bankruptcy by the Chinese sub-custodian, which may result in losses to the Fund.
VanEck ChiNext ETF | Special Risk Considerations Risk, Foreign Currency Considerations Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	Foreign Currency Considerations. Emerging markets such as China can experience high rates of inflation, deflation and currency devaluation. The value of the RMB may be subject to a high degree of fluctuation due to, among other things, changes in interest rates, the effects of monetary policies issued by the PRC, the United States, foreign governments, central banks or supranational entities, the imposition of currency controls or other national or global political or economic developments. The Fund invests a significant portion of its assets in investments denominated in RMB and the income received by the Fund will principally be in RMB. The Fund’s exposure to the RMB and changes in value of the RMB versus the U.S. dollar may result in reduced returns for the Fund. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and RMB. The RMB is currently not a freely convertible currency. The value of the RMB is based on a managed floating exchange rate based on market supply and demand with reference to a basket of foreign currencies. The daily trading price of the RMB is allowed to float within a narrow band around the central parity published by the People’s Bank of China. The Chinese government’s imposition of restrictions on the repatriation of RMB out of mainland China may limit the depth of the offshore RMB market and reduce the liquidity of the Fund’s investments. These restrictions as well as any accelerated appreciation or depreciation of RMB may adversely affect the Fund and its investments. The Fund may be required to liquidate certain positions in order to make distributions if the Fund has insufficient cash in U.S. dollars to meet distribution requirements under the Internal Revenue Code due to currency convertibility. The liquidation of investments, if required, may also have an adverse impact on the Fund’s performance.
Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and RMB. Foreign exchange dealers realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer normally will offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire immediately to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward, futures or options contracts to purchase or sell foreign currencies.
RMB can be further categorized into onshore RMB (CNY), which can be traded only in the PRC, and offshore RMB (CNH), which can be traded outside the PRC. CNY and CNH are traded at different exchange rates and their exchange rates may not move in the same direction. The Fund may also be adversely affected by the exchange rates between CNY and CNH. In addition, there may not be sufficient amounts of RMB for the Fund to be fully invested. Moreover, the trading and settlement of RMB-denominated securities are recent developments in Hong Kong and there is no assurance that problems will not be encountered with the systems or that other logistical problems will not arise.
Currently, there is no market in China in which the Fund may engage in hedging transactions to minimize RMB foreign exchange risk, and there can be no guarantee that instruments suitable for hedging currency will be available to the Fund in China at any time in the future. In the event that in the future it becomes possible to hedge RMB currency risk in China, the Fund may seek to protect the value of some portion or all of its portfolio holdings against currency risks by engaging in hedging transactions. In that case, such Fund may enter into forward currency exchange contracts and currency futures contracts and options on such futures contracts, as well as purchase put or call options on currencies, in China. Currency hedging would involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser’s view as to certain market movements is incorrect, the risk that the use of hedging could result in losses greater than if they had not been used. The use of currency transactions could result in the Fund’s incurring losses as a result of the imposition of exchange controls, exchange rate regulation, suspension of settlements or the inability to deliver or receive a specified currency.
VanEck ChiNext ETF | Special Risk Considerations Risk, China-Related Index Tracking Risk Member
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Risk Narrative [Text Block]	rr_RiskTextBlock	China-Related Index Tracking Risk. To the extent the Fund is unable to invest in A-shares or enter into swaps or other derivatives linked to the performance of its Index or securities comprising its Index, it may enter into swaps or other derivatives linked to the performance of other funds that seek to track the performance of its Index. These funds may trade at a premium or discount to net asset value, which may result in additional tracking error for the Fund. Moreover, the ability of the Fund to track its Index may be affected by foreign exchange fluctuations as between the U.S. dollar and the RMB. Additionally, the terms of the swaps require the payment of the U.S. dollar equivalent of the RMB distributions and dividends received by the QFII, meaning that the Fund is exposed to foreign exchange risk and fluctuations in value between the U.S. dollar and the RMB. The Fund will be required to remit RMB to settle the purchase of A-shares and repatriate RMB to U.S. dollars to settle redemption orders. In the event such remittance is delayed or disrupted, the Fund will not be able to fully replicate the Index by investing in the relevant A-shares, which may lead to increased tracking error, and may need to rely on borrowings to meet redemptions, which may lead to increased expenses. Because the Index is priced in Chinese RMB and the Fund is priced in U.S. dollars, the ability of the Fund to track the Index is in part subject to foreign exchange fluctuations as between the U.S. dollar and the RMB. The Fund may underperform the Index when the value of the U.S. dollar increases relative to the value of the RMB.
VanEck ChiNext ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Heading]	rr_RiskHeading	The following paragraph will be added to the end of the “Summary Information – Principal Risks of Investing in the Fund” section of the Fund’s Prospectus and the “Principal Risks of Investing in the Fund” section of the Fund’s Summary Prospectus:
Risk Narrative [Text Block]	rr_RiskTextBlock	High Portfolio Turnover Risk. The Fund may engage in active and frequent trading of its portfolio securities, which will result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. High portfolio turnover may also result in higher taxes when Fund Shares are held in a taxable account. The effects of high portfolio turnover may adversely affect Fund performance.